Fair Value Measurements - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Impaired loans with carrying value	$ 16,006,000	$ 15,372,000	$ 7,415,000	$ 4,078,000
Valuation allowances	312,000	307,000	136,000	$ 1,186,000
Net fair value	15,700,000	15,100,000	7,300,000
Fair value, assets, transfers between levels		0	$ 0
Fair value, liabilities, transfers between levels	$ 0	$ 0